Quarterly Holdings Report
for
Fidelity Freedom® 2010 Fund
December 31, 2025
F10-NPRT3-0226
1.811322.121
Bond Funds - 61.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	53,474,637	526,190,425
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	6,006,558	45,529,708
Fidelity Series Emerging Markets Debt Fund (b)	1,910,807	16,299,180
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	516,860	4,930,841
Fidelity Series Floating Rate High Income Fund (b)	247,529	2,178,254
Fidelity Series High Income Fund (b)	1,836,942	16,367,157
Fidelity Series International Credit Fund (b)	481,871	4,071,810
Fidelity Series International Developed Markets Bond Index Fund (b)	16,660,462	141,280,716
Fidelity Series Investment Grade Bond Fund (b)	99,903,915	1,018,020,896
Fidelity Series Long-Term Treasury Bond Index Fund (b)	15,221,791	82,045,454
Fidelity Series Real Estate Income Fund (b)	290,135	2,933,262
TOTAL BOND FUNDS (Cost $2,013,384,078)		1,859,847,703

Domestic Equity Funds - 16.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	1,265,078	17,609,886
Fidelity Series Blue Chip Growth Fund (b)	2,128,317	48,908,725
Fidelity Series Commodity Strategy Fund (b)	382,282	36,985,740
Fidelity Series Growth Company Fund (b)	3,217,769	87,716,396
Fidelity Series Intrinsic Opportunities Fund (b)	1,071,420	11,389,191
Fidelity Series Large Cap Stock Fund (b)	3,265,832	87,197,722
Fidelity Series Large Cap Value Index Fund (b)	1,414,522	25,786,738
Fidelity Series Opportunistic Insights Fund (b)	2,055,869	52,445,210
Fidelity Series Small Cap Core Fund (b)	190,146	2,570,776
Fidelity Series Small Cap Discovery Fund (b)	670,020	7,363,523
Fidelity Series Small Cap Opportunities Fund (b)	1,025,016	16,625,755
Fidelity Series Stock Selector Large Cap Value Fund (b)	3,986,989	57,891,080
Fidelity Series Value Discovery Fund (b)	3,091,466	52,647,659
TOTAL DOMESTIC EQUITY FUNDS (Cost $284,429,736)		505,138,401

International Equity Funds - 13.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,117,656	41,823,701
Fidelity Series Emerging Markets Fund (b)	2,276,679	26,728,216
Fidelity Series Emerging Markets Opportunities Fund (b)	4,412,818	108,775,955
Fidelity Series International Growth Fund (b)	3,555,865	67,952,572
Fidelity Series International Small Cap Fund (b)	1,984,768	35,507,493
Fidelity Series International Value Fund (b)	4,411,171	68,814,261
Fidelity Series Overseas Fund (b)	4,555,455	68,012,942
Fidelity Series Select International Small Cap Fund (b)	173,002	2,390,887
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $249,521,597)		420,006,027

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $38,641,851)	3,891,034	39,182,713

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/22/2026 (d)	3.82 to 3.83	4,280,000	4,271,551
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	3,120,000	3,111,761
US Treasury Bills 0% 3/19/2026 (d)	3.56	240,000	238,212
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,619,562)			7,621,524

Money Market Funds - 6.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	4,745,878	4,746,827
Fidelity Series Government Money Market Fund (b)(f)	3.84	206,279,984	206,279,984
TOTAL MONEY MARKET FUNDS (Cost $211,026,865)			211,026,811

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,804,623,689)	3,042,823,179
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,211,833)
NET ASSETS - 100.0%	3,041,611,346

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	37	3/2026	5,368,885	5,565

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,151	3/2026	132,095,234	(757,213)
CBOT US Treasury Long Bond Contracts (United States)	197	3/2026	22,698,094	(268,439)

TOTAL INTEREST RATE CONTRACTS				(1,025,652)

TOTAL LONG				(1,020,087)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	104	3/2026	12,989,600	250,242
CME E-Mini S&P 500 Index Contracts (United States)	151	3/2026	52,038,375	32,739
ICE MSCI Emerging Markets Index Contracts (United States)	33	3/2026	2,328,810	411

TOTAL SHORT				283,392

TOTAL FUTURES CONTRACTS				(736,695)
The notional amount of long futures as a percentage of Net Assets is 5.2%.
The notional amount of short futures as a percentage of Net Assets is 2.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,621,524.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,539,223	50,586,414	59,378,804	194,980	48	(54)	4,746,827	4,745,878	0.0%
Total	13,539,223	50,586,414	59,378,804	194,980	48	(54)	4,746,827

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	500,963,295	90,548,187	59,333,563	20,490,128	54,895	(6,042,389)	526,190,425	53,474,637
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	59,289,291	2,463,750	15,179,058	2,152,318	(4,239,536)	3,195,261	45,529,708	6,006,558
Fidelity Series All-Sector Equity Fund	15,473,581	2,777,989	3,757,535	959,653	371,133	2,744,718	17,609,886	1,265,078
Fidelity Series Blue Chip Growth Fund	45,393,328	3,806,185	13,854,318	1,846,990	2,614,458	10,949,072	48,908,725	2,128,317
Fidelity Series Canada Fund	24,923,668	14,785,754	4,162,373	851,971	455,958	5,820,694	41,823,701	2,117,656
Fidelity Series Commodity Strategy Fund	6,254,931	31,545,499	1,192,746	326,004	47,074	330,982	36,985,740	382,282
Fidelity Series Emerging Markets Debt Fund	16,350,835	862,329	2,022,713	765,601	(190,892)	1,299,621	16,299,180	1,910,807
Fidelity Series Emerging Markets Debt Local Currency Fund	5,098,676	349,497	887,641	324,733	(40,417)	410,726	4,930,841	516,860
Fidelity Series Emerging Markets Fund	29,610,025	1,055,093	11,462,543	670,215	2,270,377	5,255,264	26,728,216	2,276,679
Fidelity Series Emerging Markets Opportunities Fund	117,549,671	4,463,382	43,695,609	2,820,311	13,537,530	16,920,981	108,775,955	4,412,818
Fidelity Series Floating Rate High Income Fund	2,394,077	156,077	361,292	138,493	(28,710)	18,102	2,178,254	247,529
Fidelity Series Government Money Market Fund	213,942,452	28,349,566	36,012,034	6,930,970	-	-	206,279,984	206,279,984
Fidelity Series Growth Company Fund	83,112,937	12,151,286	30,146,041	8,390,358	9,019,370	13,578,844	87,716,396	3,217,769
Fidelity Series High Income Fund	16,651,209	1,019,184	1,992,093	924,182	(64,866)	753,723	16,367,157	1,836,942
Fidelity Series International Credit Fund	3,899,261	182,180	38,596	182,179	3,023	25,942	4,071,810	481,871
Fidelity Series International Developed Markets Bond Index Fund	147,675,769	13,076,114	17,447,571	5,636,828	(1,505,486)	(518,110)	141,280,716	16,660,462
Fidelity Series International Growth Fund	63,811,934	12,748,288	14,001,807	5,303,042	4,347,587	1,046,570	67,952,572	3,555,865
Fidelity Series International Small Cap Fund	41,871,734	5,415,980	15,700,868	4,857,800	3,266,165	654,482	35,507,493	1,984,768
Fidelity Series International Value Fund	70,869,547	9,175,349	21,663,335	6,844,092	9,378,751	1,053,949	68,814,261	4,411,171
Fidelity Series Intrinsic Opportunities Fund	12,066,552	1,821,120	2,818,594	1,281,798	61,422	258,691	11,389,191	1,071,420
Fidelity Series Investment Grade Bond Fund	1,107,829,608	73,836,263	176,961,319	35,191,735	(13,332,781)	26,649,125	1,018,020,896	99,903,915
Fidelity Series Large Cap Stock Fund	81,897,176	13,503,907	22,662,273	8,266,857	7,137,229	7,321,683	87,197,722	3,265,832
Fidelity Series Large Cap Value Index Fund	24,890,956	3,188,289	4,602,839	883,658	621,152	1,689,180	25,786,738	1,414,522
Fidelity Series Long-Term Treasury Bond Index Fund	104,776,113	7,586,760	28,078,298	2,852,318	(7,387,875)	5,148,754	82,045,454	15,221,791
Fidelity Series Opportunistic Insights Fund	49,208,188	11,258,828	13,484,181	7,421,484	4,622,197	840,178	52,445,210	2,055,869
Fidelity Series Overseas Fund	66,218,781	10,195,766	11,807,266	5,570,700	3,623,786	(218,125)	68,012,942	4,555,455
Fidelity Series Real Estate Income Fund	3,094,855	165,212	368,457	147,550	5,784	35,868	2,933,262	290,135
Fidelity Series Select International Small Cap Fund	565,433	1,828,471	417,736	71,296	39,763	374,956	2,390,887	173,002
Fidelity Series Short-Term Credit Fund	43,321,893	1,788,189	6,057,855	1,493,339	70,868	59,618	39,182,713	3,891,034
Fidelity Series Small Cap Core Fund	2,571,696	32,684	603,439	21,032	(29,388)	599,223	2,570,776	190,146
Fidelity Series Small Cap Discovery Fund	7,659,461	861,446	1,684,648	726,946	(77,745)	605,009	7,363,523	670,020
Fidelity Series Small Cap Opportunities Fund	16,792,557	1,177,444	4,576,078	746,675	1,474,574	1,757,258	16,625,755	1,025,016
Fidelity Series Stock Selector Large Cap Value Fund	55,332,231	10,275,609	11,347,635	4,223,973	254,198	3,376,677	57,891,080	3,986,989
Fidelity Series Value Discovery Fund	51,635,730	8,068,010	11,277,151	2,929,215	406,896	3,814,174	52,647,659	3,091,466
	3,092,997,451	380,519,687	589,659,505	142,244,444	36,786,494	109,810,701	3,030,454,828

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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